RELATED PARTIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Short-term accrual amount	$ 130	$ 232
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Short-term accrual amount	165
Related Party [Member]
Related Party Transaction [Line Items]
Salary expenses	$ 623	$ 762	$ 598